Income Tax Expense (Details) - Schedule of Income Tax (Income)/ Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PRC enterprises income tax:
Total income tax expenses		$ 621	$ 5,495
PRC enterprises income tax [Member]
PRC enterprises income tax:
Current tax		621	5,495
Deferred tax